FEBRUARY 28, 2025
SUPPLEMENT TO
HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025
IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR HARTFORD SCHRODERS INTERNATIONAL CONTRARIAN VALUE FUND, THE HARTFORD INTERNATIONAL GROWTH FUND, HARTFORD SCHRODERS INTERNATIONAL MULTI-CAP VALUE FUND, AND THE HARTFORD INTERNATIONAL VALUE FUND
This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.
(1) The Board of Directors of The Hartford Mutual Funds II, Inc. has approved a new non-fundamental policy (“New Policy”) for the Hartford Schroders International Contrarian Value Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which the Hartford Schroders International Contrarian Value Fund is managed. The New Policy for the Hartford Schroders International Contrarian Value Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “Hartford Schroders International Contrarian Value Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:
Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies. The Sub-Advisers determine whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI EAFE Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio, price-to-earnings (P/E) ratio, Enterprise Value to Earnings Before Interest, Taxes, Depreciation and Amortization (EV/EBITDA) ratio and/or dividend yield (DY) compares to the MSCI EAFE Index (Net). A company may be determined to be a value company under any of these factors.
(2) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a new non-fundamental policy (“New Policy”) for The Hartford International Growth Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which The Hartford International Growth Fund is managed. The New Policy for The Hartford International Growth Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of growth companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford International Growth Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:
Under normal circumstances, the Fund invests at least 80% of its assets in securities of growth companies. Wellington Management determines whether a company is a growth company based on traditional and other measures of growth, such as whether the company is included within a third-party growth index (e.g. MSCI ACWI ex USA Growth Index) and/or whether the company exhibits growth characteristics based on certain metrics, such as earnings per share (EPS) growth and/or revenue growth. A company may be determined to be a growth company under any of these factors.

(3) The Board of Directors of The Hartford Mutual Funds II, Inc. has approved a new non-fundamental policy (“New Policy”) for the Hartford Schroders International Multi-Cap Value Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which the Hartford Schroders International Multi-Cap Value Fund is managed. The New Policy for the Hartford Schroders International Multi-Cap Value Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “Hartford Schroders International Multi-Cap Value Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:
Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies. The Sub-Advisers determine whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI ACWI ex USA Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio, price-to-earnings (P/E) ratio, price-to-sales (P/S) ratio, Enterprise Value to Earnings Before Interest, Taxes, Depreciation and Amortization (EV/EBITDA) ratio and/or dividend yield (DY) compares to the MSCI ACWI ex USA Index (Net). A company may be determined to be a value company under any of these factors.
(4) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a new non-fundamental policy (“New Policy”) for The Hartford International Value Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which The Hartford International Value Fund is managed. The New Policy for The Hartford International Value Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford International Value Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:
Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies. Wellington Management determines whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI ACWI IMI Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the MSCI EAFE Index (Net). A company may be determined to be a value company under any of these factors.
(5) Effective upon the compliance date of the Names Rule, under the heading “Additional Information Regarding Investment Strategies and Risks –  Investment Policies,” the first sentence of the first paragraph is deleted in its entirety and replaced with the following:
Each of China A Fund, Climate Opportunities Fund, Diversified Emerging Markets Fund, Hartford Emerging Markets Equity Fund, Hartford Schroders Emerging Markets Equity Fund, Global Impact Fund, International Contrarian Value Fund, International Equity Fund, International Growth Fund, International Multi-Cap Value Fund, International Stock Fund and International Value Fund has a name that suggests a focus on a particular type of investment.
This Supplement should be retained with your Statutory Prospectus for future reference.
HV-7719
February 2025